OTHER NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS
OTHER NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS	OTHER NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS
Other non-current financial assets
Other non-current financial assets includes financial assets at fair value through OCI (“FVOCI”) related to shares in an unlisted company of $12.6 million and $9.2 million as of December 31, 2024 and 2023, respectively.
On initial recognition, the Company designated its investment in an unlisted company to be measured at FVOCI since the investment is not held for trading and is not traded in an active market. The Company recorded a fair value gain of $3.5 million and an impairment of $10.9 million on this investment for the years ended December 31, 2024 and 2022, respectively, which were recognized in other comprehensive income and loss. The Company used a market approach valuation technique to determine the fair value.
Additionally, the Company held financial assets at amortized cost of $4.2 million and nil as of December 31, 2024 and 2023, respectively, related to a promissory note received in association with the disposal of a subsidiary.
Cash and cash equivalents
Cash and cash equivalents comprise cash in hand and at financial institutions of $345.4 million and $483.4 million as of December 31, 2024 and 2023, respectively.
There are no utilization restrictions on our cash and cash equivalents as of December 31, 2024 and 2023, respectively, however, the repatriation of funds from Russia is currently only possible to a limited extent.